Document and Entity Information	Jul. 28, 2015
Prospectus:
Document Type	497
Document Period End Date	Jul. 28, 2015
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jul. 28, 2015
Document Effective Date	Jul. 28, 2015
Prospectus Date	Jan. 01, 2015
Dreyfus Conservative Allocation Fund | Dreyfus Conservative Allocation Fund
Prospectus:
Trading Symbol	SCALX
Dreyfus Moderate Allocation Fund | Dreyfus Moderate Allocation Fund
Prospectus:
Trading Symbol	SMDAX
Dreyfus Growth Allocation Fund | Dreyfus Growth Allocation Fund
Prospectus:
Trading Symbol	SGALX